Exceptional items - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Analysis of income and expense [abstract]
Business transformation program	€ 3.7	€ 0.0	€ 7.1	€ 0.0
Brexit	0.4	0.5	4.7	0.9
Goodfella's Pizza & Aunt Bessie's integration costs	0.0	0.7	0.0	3.7
Factory optimization	0.5	2.9	2.3	7.6
Exceptional Items, Tax Expense (Income), Continuing Operations	€ (1.3)	€ (0.6)	(3.2)	(2.2)
Cash flows relating to exceptional items			€ (23.2)	€ (3.3)